Taxes On Income (Schedule Of Effective Income Tax Rate Reconciliation) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Taxes On Income [Line Items]
Income before taxes on income, as reported in the consolidated statements of income	$ 68,884		$ 58,033		$ 45,796
Statutory tax rate in Israel	24.00%		25.00%		26.00%
Approved and Privileged Enterprise benefits	(8.90%)		(9.80%)		(10.10%)
Changes in valuation allowance	(0.50%)		(2.50%)		0.10%
Earnings taxed under foreign law	1.90%		0.30%		(4.50%)
Other	0.40%	[1]	3.10%	[1]	(4.90%)	[1]
Effective tax rate	16.90%		16.10%		6.60%
Basic	$ 0.91		$ 0.78		$ 0.70
Diluted	$ 0.89		$ 0.76		$ 0.68
Approved And Privileged Enterprise [Member]
Taxes On Income [Line Items]
Basic	$ 0.10		$ 0.09		$ 0.08
Diluted	$ 0.10		$ 0.09		$ 0.07

[1]	*) Net earnings per ordinary share - amounts of the benefit resulting from the "Approved and Privileged Enterprise" status